Unaudited Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Total revenues	$ 32,311,000	$ 19,451,000
COSTS AND EXPENSES
Selling, general and administrative	262,628,000	44,080,000
Depreciation and amortization	11,153,000	6,469,000
Other operating (income) expense	2,026,000	103,000
Total costs and expenses	300,514,000	70,725,000
Loss from operations	(268,203,000)	(51,274,000)
OTHER EXPENSES
Interest expense, net	6,402,000	18,274,000
Other expense, net	712,000	587,000
Change in fair value of warrant liability	1,239,000	411,000
Total other expenses	8,353,000	19,272,000
LOSS BEFORE INCOME TAXES	(276,556,000)	(70,546,000)
Income tax expense	39,000	9,000
NET LOSS	(276,595,000)	(70,555,000)
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	213,000	0
TOTAL COMPREHENSIVE LOSS	$ (276,382,000)	$ (70,555,000)
Weighted-average Common Stock outstanding, diluted (Note 13 - Net Loss Per Share) (in shares)	8,393,797	7,733,885
Class A Common Stock
OTHER EXPENSES
NET LOSS	$ (242,163,000)	$ (12,199,000)
OTHER COMPREHENSIVE INCOME
Weighted-average Common Stock outstanding, basic (Note 13 - Net Loss Per Share) (in shares)	59,034,393	1,616,740
Weighted-average Common Stock outstanding, diluted (Note 13 - Net Loss Per Share) (in shares)	59,034,393	1,616,740
Net loss per Common Stock, basic (Note 13 - Net Loss Per Share) (in dollars per share)	$ (4.10)	$ (7.55)
Net loss per Common Stock, diluted (Note 13 - Net Loss Per Share) (in dollars per share)	$ (4.10)	$ (7.55)
Class B Common Stock
OTHER EXPENSES
NET LOSS	$ (34,432,000)	$ (58,356,000)
OTHER COMPREHENSIVE INCOME
Weighted-average Common Stock outstanding, basic (Note 13 - Net Loss Per Share) (in shares)	8,393,797	7,733,885
Weighted-average Common Stock outstanding, diluted (Note 13 - Net Loss Per Share) (in shares)	8,393,797	7,733,885
Net loss per Common Stock, basic (Note 13 - Net Loss Per Share) (in dollars per share)	$ (4.10)	$ (7.55)
Net loss per Common Stock, diluted (Note 13 - Net Loss Per Share) (in dollars per share)	$ (4.10)	$ (7.55)
Service
REVENUES
Total revenues	$ 29,881,000	$ 15,720,000
COSTS AND EXPENSES
Costs (exclusive of depreciation and amortization shown below)	23,029,000	17,386,000
Product
REVENUES
Total revenues	1,199,000	2,892,000
COSTS AND EXPENSES
Costs (exclusive of depreciation and amortization shown below)	1,678,000	2,687,000
Other
REVENUES
Total revenues	$ 1,231,000	$ 839,000